Investments in Equity Method Investees [Text Block]	6 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees [Text Block]

20.    INVESTMENTS IN EQUITY METHOD INVESTEES

Summarized Financial Information of the MUFG Group’s Equity Method Investee

Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2015 and 2016 are as follows:

	2015	2016
	(in billions)
Net revenues	¥2,133	¥1,876
Total non-interest expenses	1,621	1,364
Income from continuing operations before income taxes	512	512
Net income applicable to Morgan Stanley	344	335